Other non-current assets (Tables)	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other non-current assets

Other non-current assets

	As of
In thousands of U.S. dollars	June 30, 2019	December 31, 2018
Scorpio LR2 Pool Ltd. pool working capital contributions (1)	$32,300	$31,450
Scorpio Handymax Tanker Pool Ltd. pool working capital contributions (2)	6,794	4,923
Scorpio LR1 Pool Ltd. pool working capital contributions(1)	6,600	6,600
Working capital contributions to Scorpio Pools	45,694	42,973

Deposits for scrubbers (3)	25,080	12,221
Deposits for BWTS (4)	15,356	6,365
Seller's credit on lease financed vessels (5)	9,352	9,087
Investment in BWTS supplier (4)	1,751	1,751
Deferred drydock costs on bareboat chartered-in vessels(6)	—	2,813
	$97,233	$75,210